INVESTMENTS	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS
Investment Securities

First Financial reclassified certain investment securities, primarily agency-backed mortgage backed securities (MBSs) from available-for-sale to held-to-maturity during 2012. The reclassification was executed to mitigate the impact of potential future price depreciation on other comprehensive income and the corresponding negative impact on shareholders' equity as held-to-maturity securities are carried at amortized cost. The reclassified securities are recorded at an amortized cost equal to the fair market value of the securities as of the date of the transfer. First Financial has the intent and ability to hold the transferred securities to maturity.

The following is a summary of held-to-maturity and available-for-sale investment securities as of December 31, 2012:

	Held-to-Maturity				Available-for-Sale
(Dollars in thousands)	Amortized Cost	Unrealized Gain	Unrealized Loss	Market Value	Amortized Cost	Unrealized Gain	Unrealized Loss	Market Value
Securities of U.S. government agencies and corporations	$20,512	$679	$0	$21,191	$15,562	$333	$0	$15,895
Mortgage-backed securities	740,891	8,077	(1,290)	747,678	854,150	14,564	(1,485)	867,229
Obligations of state and other political subdivisions	9,352	265	(12)	9,605	35,913	169	(84)	35,998
Asset-backed securities	0	0	0	0	57,000	90	(1)	57,089
Other securities	0	0	0	0	54,479	1,569	(163)	55,885
Total	$770,755	$9,021	$(1,302)	$778,474	$1,017,104	$16,725	$(1,733)	$1,032,096

The following is a summary of held-to-maturity and available-for-sale investment securities as of December 31, 2011:

	Held-to-Maturity				Available-for-Sale
	Amortized	Unrealized	Unrealized	Market	Amortized	Unrealized	Unrealized	Market
(Dollars in thousands)	Cost	Gain	Loss	Value	Cost	Gain	Loss	Value
Securities of U.S. government agencies and corporations	$0	$0	$0	$0	$45,757	$433	$0	$46,190
Mortgage-backed securities	90	2	0	92	1,344,015	21,394	(2,031)	1,363,378
Obligations of state and other political subdivisions	2,574	227	0	2,801	9,270	121	(5)	9,386
Other securities	0	0	0	0	22,448	530	(86)	22,892
Total	$2,664	$229	$0	$2,893	$1,421,490	$22,478	$(2,122)	$1,441,846

During the year ended December 31, 2012, First Financial sold available-for-sale securities with a fair value of $236.7 million at the date of sale and recorded a $3.6 million pre-tax gain. The investment gain after taxes was $2.3 million for the year ended December 31, 2012.

During the year ended December 31, 2011, First Financial sold available-for-sale securities with a fair value of $162.6 million at the date of sale and recorded a $2.5 million net pre-tax gain. There was a net investment gain after taxes of $1.6 million for the year ended December 31, 2011.

During the year ended December 31, 2010, no available-for-sale securities were sold.

The carrying value of investment securities pledged as collateral to secure public deposits, repurchase agreements and for other purposes as required by law totaled $1.2 billion at December 31, 2012, and $0.8 billion at December 31, 2011.

The amortized cost and market value of investment securities, including mortgage-backed securities at December 31, 2012, by estimated lives, are shown in the table that follows. The estimated lives on mortgage-backed securities may differ from contractual maturities as issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

The following is a summary of investment securities by estimated maturity as of December 31, 2012:

	Held-to-Maturity		Available-for-Sale
(Dollars in thousands)	Amortized Cost	Market Value	Amortized Cost	Market Value
Due in one year or less	$489	$493	$22,390	$22,823
Due after one year through five years	681,553	685,916	540,315	551,229
Due after five years through ten years	87,898	91,035	168,216	169,305
Due after ten years	815	1,030	286,183	288,739
Total	$770,755	$778,474	$1,017,104	$1,032,096

The following tables present the age of gross unrealized losses as calculated using original purchase cost and associated fair value by investment category:

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
(Dollars in thousands)	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Securities of U.S. government agencies and corporations	$0	$0	$0	$0	$0	$0
Mortgage-backed securities	240,641	(1,635)	25,513	(405)	266,154	(2,040)
Obligations of state and other political subdivisions	21,341	(96)	0	0	21,341	(96)
Asset-backed securities	9,999	(1)	0	0	9,999	(1)
Other securities	8,454	(163)	0	0	8,454	(163)
Total	$280,435	$(1,895)	$25,513	$(405)	$305,948	$(2,300)

	December 31, 2011
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollars in thousands)	Value	Loss	Value	Loss	Value	Loss
Mortgage-backed securities	$343,883	$(1,938)	$29,562	$(93)	$373,445	$(2,031)
Obligations of state and other political subdivisions	0	0	2,278	(5)	2,278	(5)
Other securities	9,133	(86)	17	0	9,150	(86)
Total	$353,016	$(2,024)	$31,857	$(98)	$384,873	$(2,122)

Gains and losses on debt securities are generally due to higher current market yields relative to the yields of the debt securities at their amortized cost.  All securities with unrealized losses are reviewed quarterly to determine if any impairment is considered other than temporary, requiring a write-down to fair market value. First Financial considers the percentage loss on a security, duration of the loss, average life or duration of the security, credit rating of the security as well as payment performance and the Company’s intent and ability to hold the security when determining whether any impairment is other than temporary. At this time First Financial does not intend to sell, and it is not more likely than not that the Company will be required to sell debt security issues temporarily impaired prior to maturity or recovery of book value. First Financial had no other than temporary impairment expense for the years ended December 31, 2012 and 2011.

For further detail on the fair value of investment securities, see Note 22 – Fair Value Disclosures.